Trade receivables	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Trade receivables

6. Trade receivables

	2024	2023
	USD	USD

Trade receivables	2,309,538	1,811,626

Management applies a simplified approach (i.e. lifetime expected credit losses) in measuring the loss allowance for trade receivables. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtors and an analysis of the debtors’ current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period.

The directors do not expect any credit losses based on the assessment as at the reporting date. There is no provision of expected credit loss for the financial year ended December 31, 2024 and 2023.